Savings Incentive Match Plan (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2017	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Contribution expense		$ 52	$ 39
Three Percent Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percentage	100.00%
Percentage of employee contributions matched by employer	3.00%